RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2017 COP ($)		Dec. 31, 2018 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 54,429.4	[1]	$ 166,372,776	[2]	$ 176,881,841
Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 166,372,776		176,881,841
Loans and Receivables, Percentage	100.00%		100.00%
Consumer services | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 70,947,936		78,976,887
Loans and Receivables, Percentage	45.00%		43.00%
Commercial services | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 38,788,363		41,160,951
Loans and Receivables, Percentage	23.00%		23.00%
Construction | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 10,313,655		11,093,895
Loans and Receivables, Percentage	6.00%		7.00%
Food, beverage and tobacco | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 8,165,975		8,128,767
Loans and Receivables, Percentage	5.00%		5.00%
Transportation and communications | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 7,566,374		7,117,087
Loans and Receivables, Percentage	4.00%		5.00%
Public services | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 5,421,328		6,123,390
Loans and Receivables, Percentage	4.00%		3.00%
Chemical production | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 5,672,310		5,614,918
Loans and Receivables, Percentage	3.00%		3.00%
Other industrial and manufacturing products | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 4,469,427		4,859,538
Loans and Receivables, Percentage	3.00%		3.00%
Agricultural | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 3,940,981		4,201,518
Loans and Receivables, Percentage	2.00%		2.00%
Government | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 3,579,838		3,868,987
Loans and Receivables, Percentage	2.00%		2.00%
Trade and tourism | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 2,182,437		2,353,139
Loans and Receivables, Percentage	1.00%		1.00%
Other | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 2,946,964		2,288,046
Loans and Receivables, Percentage	1.00%		2.00%
Mining products and oil | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 2,377,188		1,094,718
Loans and Receivables, Percentage	1.00%		1.00%
Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 89,536,494		92,550,025
Commercial loans | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			89,536,494		92,550,025
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			50,156,131		55,200,581
Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			50,156,131		55,200,581
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,103,533		17,279,362
Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,103,533		17,279,362
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			409,688		425,697
Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			409,688		425,697
Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 11,166,930		$ 11,426,176

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.